Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Income	$ 8,372,697	$ 7,531,625	$ 4,629,045
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,657,229	1,595,253	1,527,392
Amortization and Accretion	1,797,152	1,312,857	2,667,404
Provision for Loan Losses	865,500	1,308,000	4,485,000
Deferred Income Taxes	625,436	1,932,950	2,178,222
Securities (Gains) Losses	11,466	(23,735)	363,804
(Gain) Loss on Sale of Premises and Equipment	11,047	(12,489)	(677)
Loss on Sale of Other Real Estate and Repossessions	600,663	828,411	1,565,091
Provision for Losses on Other Real Estate	453,148	1,006,827	1,321,418
Increase in Cash Surrender Value of Life Insurance	(299,010)	(590,674)	(338,712)
Change In
Interest Receivable	(354,274)	55,786	285,033
Prepaid Expenses	278,637	(64,633)	(168,060)
Interest Payable	32,253	(1,099,756)	385,285
Accrued Expenses and Accounts Payable	(202,343)	197,195	213,753
Other	217,686	788,958	(243,543)
	14,067,287	14,766,575	18,870,455
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	(17,409,260)	754,252	(164,950)
Purchase of Investment Securities
Available for Sale	(102,336,227)	(56,201,891)	(132,419,073)
Proceeds from Sale of Investment Securities
Available for Sale	28,273,634	13,620,956	72,672,795
Proceeds from Maturities, Calls and Paydowns of Investment Securities
Available for Sale	51,423,541	36,440,646	48,330,382
Held to Maturity	9,734	12,968	11,623
Proceeds from Sale of Premises and Equipment	28,608	14,376	2,500
Net Loans to Customers	(21,255,018)	(3,156,342)	(19,959,948)
Purchase of Premises and Equipment	(3,189,969)	(1,681,115)	(1,489,579)
Proceeds from Sale of Other Real Estate and Repossessions	8,154,596	7,233,497	8,041,638
Proceeds from Sale of Federal Home Loan Bank Stock	100,300	333,100	200,400
Purchase of Bank-Owned Life Insurance			(10,000,000)
	(56,200,061)	(2,629,553)	(34,774,212)
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	26,704,254	(21,305,068)	16,550,430
Noninterest-Bearing Customer Deposits	5,546,508	13,079,062	(8,705,841)
Proceeds from Other Borrowed Money	27,000,000		21,500,000
Principal Payments on Other Borrowed Money	(27,000,000)		(16,500,000)
Dividends Paid on Preferred Stock	(2,487,274)	(5,492,749)
Redemption of Preferred Stock	(9,979,000)
	19,784,488	(13,718,755)	12,844,589
Net Increase (Decrease) in Cash and Cash Equivalents	(22,348,286)	(1,581,733)	(3,059,168)
Cash and Cash Equivalents, Beginning	44,604,932	46,186,665	49,245,833
Cash and Cash Equivalents, Ending	$ 22,256,646	$ 44,604,932	$ 46,186,665